13. INTANGIBLE ASSETS AND GOODWILL: Schedule of Key assumptions used in calculating the recoverable amount for each CGU grouping tested for impairment (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Key assumptions used in calculating the recoverable amount for each CGU grouping tested for impairment

	PV license (CA)	PV brand (CA)	PV brand (MI)	High Times Retail lic. Agreement	High Times Product lic. Agreement
Discount rate	43.50%	38.50%	38.50%	21.00%	19.00%
Terminal growth rate	2.69%	2.69%	2.69%	-%	-%
Terminal capitalization multiple	4.36	5.25	6.49	-	-
Recoverable amount	$34,249,080	$10,440,240	$34,631,040	$23,044,920	$73,336,320